TAXES ON INCOME (Carryforward Tax Losses and Credits and Deferred Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance	$ (1,999)	$ (1,823)	$ 1,674
Israeli [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	101,166
Capital loss carry forwards	502,050	$ 568,100
FederalTax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8,996
R & D Credits for FederalTax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,764
State tax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,585
Europe [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	41,448
Latin America [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	39,124
Latin America [Member] | Carryforward Utilization Period - 4 Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 33,577
Operating loss carryforwards utilization period	4 years
Latin America [Member] | Carryforward Utilization Period - Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 5,547